Other receivables and other assets - Narrative (Details) - EUR (€) € in Thousands	1 Months Ended	6 Months Ended	12 Months Ended			121 Months Ended
	Aug. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Apr. 01, 2022	Dec. 01, 2021	Nov. 25, 2021
Disclosure Of Other Receivables And Other Assets [Line Items]
Proceeds from research tax credit			€ 4,476	€ 4,204		€ 31,100
Advances and loans made to (reimbursed from) hospitals			0	(3,302)	€ 4,000
Loan recognised			0	0	1,725	0
Current prepaid expenses related to CRO			1,347	1,714		1,347
Current advances to suppliers			3,567			3,567
Deferred financing costs
Disclosure Of Other Receivables And Other Assets [Line Items]
Borrowings			€ 3,152			€ 3,152
Prosynergia
Disclosure Of Other Receivables And Other Assets [Line Items]
Advance payment							€ 325		€ 325
Loan granted							€ 1,400	€ 1,400
Loan recognised				0
Payments for assets acquisition costs				15	451
Forecast | Major revenue transactions
Disclosure Of Other Receivables And Other Assets [Line Items]
Proceeds from research tax credit		€ 4,493
Research agreement with University Hospital Center of Nice
Disclosure Of Other Receivables And Other Assets [Line Items]
Advances and loans made to (reimbursed from) hospitals	€ (3,302)				€ 4,000
Other expenses				€ 698